Employee Retirement and Severance Benefits (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Dec. 31, 2017 JPY (¥)
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2018	¥ 33,137
Year ending December 31, 2019	34,534
Year ending December 31, 2020	36,631
Year ending December 31, 2021	38,470
Year ending December 31, 2022	41,900
Year ending December 31, 2023 - 2027	218,317
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Year ending December 31, 2018	10,599
Year ending December 31, 2019	10,743
Year ending December 31, 2020	11,250
Year ending December 31, 2021	11,986
Year ending December 31, 2022	12,666
Year ending December 31, 2023 - 2027	¥ 71,944